Revenue from contracts with customers - Additional Information (Details) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020 EUR (€) customer	Sep. 30, 2019 EUR (€)	Sep. 30, 2020 EUR (€) customer	Sep. 30, 2019 EUR (€)
Revenue from contracts with customers
Revenue from contracts with customers	€ 36,305	€ 11,638	€ 58,129	€ 33,559
Investment in COVID-19 testing	6,300		6,300
Investment in COVID-19 testing, included in PP&E	4,800		4,800
Investment in COVID-19 testing, included in right-of-use assets	600		600
Investment in Corona Test Portal, included in intangible assets	€ 900		€ 900
Pharmaceutical Partner
Revenue from contracts with customers
Number of customer in group | customer	1		1
Revenue contributed as a percentage of Group's total revenues	7.30%	25.40%	14.40%	26.50%
Revenue from contracts with customers	€ 0	€ 0	€ 0	€ 430
Covid-19 Partner One
Revenue from contracts with customers
Revenue contributed as a percentage of Group's total revenues	25.40%		15.90%
Covid-19 Partner Two
Revenue from contracts with customers
Revenue contributed as a percentage of Group's total revenues	23.90%		15.00%